Leases	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Leases
17.
Leases

Group as a lessee

The Group has lease contracts for land, motor vehicles, office space and staff accommodations used in its operations. These leases are generally with lease term of more than 1 year to 12 years.

The Group also has certain leases of office space and staff accommodations with lease terms of 12 months or less and leases of low-value assets. The Group has applied the “short-term leases” and “lease of low-value assets” recognition exemptions for these leases.

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the year.

	Leasehold land RMB’000		Building and office space RMB’000	Office furniture, fittings and equipment RMB’000	Motor vehicles RMB’000	Total RMB’000	Total US$’000
At January 1, 2024	248,437		48,786	36	1,186	298,445	43,110
Addition	—		55,196	—	152	55,348	7,995
Depreciation	(11,371)		(38,963)	(7)	(120)	(50,461)	(7,289)
Termination	—		(1,353)	—	—	(1,353)	(195)
Translation difference	—		34	—	—	34	5
At December 31, 2024 and January 1, 2025	237,066		63,700	29	1,218	302,013	43,626
Addition	35,210	*	54,645	—	187	90,042	13,007
Depreciation	(10,924)		(37,776)	(15)	(146)	(48,861)	(7,058)
Translation difference	—		40	—	—	40	5
At December 31, 2025	261,352		80,609	14	1,259	343,234	49,580

* Included an amount of RMB 29.0 million (US$4.2 million) prepaid in 2024.

17.
Leases (cont’d)

Group as a lessee (cont’d)

Set out below are the carrying amounts of lease liabilities and the movements during the year:

	2024	2025	2025
	RMB’000	RMB’000	US$’000
At January 1	49,281	63,231	9,134
Additions	55,348	57,137	8,253
Accretion of interest (Note 8.3)	1,714	2,016	291
Payments	(41,752)	(44,794)	(6,470)
Termination	(1,353)	—	—
Translation difference	(7)	82	12
At December 31	63,231	77,672	11,220
Current (Note 26)	32,973	35,667	5,152
Non-current (Note 26)	30,258	42,005	6,068
Total	63,231	77,672	11,220

The following are the amounts recognized in profit of loss:

	2024	2025	2025
	RMB’000	RMB’000	US$’000
Depreciation charge for right-of-use assets	50,461	48,861	7,058
Interest expenses on lease liabilities (Note 8.3)	1,714	2,016	291
Expenses relating to short-term leases and low-value assets (included in selling, general and administrative expenses and research and development expenses)	21,458	32,123	4,640
Total amount recognized in profit or loss	73,633	83,000	11,989

In 2025, the Group had total cash outflows for the repayment of leases and acquisition of right-of-use assets of RMB 76.9 million (US$11.1 million) (2024: RMB 63.2 million) and RMB 3.9 million (US$ 0.6 million) (2024: RMB 29.0 million prepayment) respectively. The Group also had non-cash additions to right-of-use assets and lease liabilities of RMB 57.1 million (US$8.3 million) in 2025 (2024: RMB 55.3 million). The future cash outflows relating to leases that have not yet commenced are disclosed in Note 31.

Group as a lessor

The Group has entered into operating leases on some of its assets, including surplus offices and warehouses. These leases have terms between 1 to 20 years. Rental income recognized by the Group during the year is RMB 30.3 million (US$4.4 million) (2024: RMB 30.9 million).

Future minimum rental receivables under non-cancellable operating leases as of 31 December are as follows:

	31.12.2024	31.12.2025	31.12.2025
	RMB’000	RMB’000	US$’000
Within 1 year	14,156	13,041	1,884
After 1 year but within 5 years	41,106	33,007	4,768
More than 5 years	37,051	32,572	4,705
	92,313	78,620	11,357